Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 236,098
Ending balance	226,380	$ 236,098
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	425,257	361,923
Other additions	27,166	25,333
Additions on acquisition of BG		56,067
Sales, retirements and other movements	(40,866)	(10,965)
Currency translation differences	12,512	(7,101)
Ending balance	424,069	425,257
Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	189,159	179,085
Charge for the year	24,654	23,768
Sales, retirements and other movements	(23,379)	(8,978)
Currency translation differences	7,255	(4,716)
Ending balance	197,689	189,159
Exploration and Evaluation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	19,013
Ending balance	18,515	19,013
Exploration and Evaluation [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	25,376	27,728
Other additions	2,319	1,961
Additions on acquisition of BG		916
Sales, retirements and other movements	(4,586)	(5,210)
Currency translation differences	466	(19)
Ending balance	23,575	25,376
Exploration and Evaluation [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,363	8,095
Charge for the year	778	828
Sales, retirements and other movements	(2,300)	(2,602)
Currency translation differences	219	42
Ending balance	5,060	6,363
Production [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	168,932
Ending balance	153,666	168,932
Production [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	302,532	239,559
Other additions	15,347	17,304
Additions on acquisition of BG		54,775
Sales, retirements and other movements	(34,198)	(3,557)
Currency translation differences	7,510	(5,549)
Ending balance	291,191	302,532
Production [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	133,600	122,586
Charge for the year	19,155	18,182
Sales, retirements and other movements	(19,615)	(3,326)
Currency translation differences	4,385	(3,842)
Ending balance	137,525	133,600
Manufacturing Supply and Distribution [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	37,613
Ending balance	42,465	37,613
Manufacturing Supply and Distribution [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	77,286	73,648
Other additions	8,148	4,818
Additions on acquisition of BG		314
Sales, retirements and other movements	(1,427)	(653)
Currency translation differences	2,941	(841)
Ending balance	86,948	77,286
Manufacturing Supply and Distribution [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	39,673	38,158
Charge for the year	3,705	3,842
Sales, retirements and other movements	(763)	(1,696)
Currency translation differences	1,868	(631)
Ending balance	44,483	39,673
Other Assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,540
Ending balance	11,734	10,540
Other Assets [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	20,063	20,988
Other additions	1,352	1,250
Additions on acquisition of BG		62
Sales, retirements and other movements	(655)	(1,545)
Currency translation differences	1,595	(692)
Ending balance	22,355	20,063
Other Assets [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	9,523	10,246
Charge for the year	1,016	916
Sales, retirements and other movements	(701)	(1,354)
Currency translation differences	783	(285)
Ending balance	$ 10,621	$ 9,523